SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Credit Loss [Abstract]
Beginning balance	$ 13,004	$ 13,337
Additions
Write-off uncollectible balance
Foreign currency translation adjustments	516	(334)
Ending balance	$ 13,520	$ 13,004